Label	Element	Value
Innovator U.S. Equity Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.04 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.60%
Innovator U.S. Equity Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $602.56 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Innovator U.S. Equity Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $548.32 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator U.S. Equity Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $692.72 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.00%)